S-K 1602(c) Dilution	3 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.98
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share)	7.01
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 3.02
Net Tangible Book Value | $	$ (215,914)
Net Tangible Book Value, Proceeds from Offering | $	250,250,000	[1]
Net Tangible Book Value, Adjusted | $	$ 178,699,735
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	25,600,000
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.98
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share)	7.01
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 3.02
Net Tangible Book Value | $	$ (215,914)
Net Tangible Book Value, Proceeds from Offering | $	287,750,000	[1]
Net Tangible Book Value, Adjusted | $	$ 204,972,235
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	29,350,000
Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.01
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share)	6.04
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 3.99
Net Tangible Book Value | $	$ (215,914)
Net Tangible Book Value, Proceeds from Offering | $	250,250,000	[1]
Net Tangible Book Value, Adjusted | $	$ 116,199,735
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	19,350,000
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.01
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share)	6.04
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 3.99
Net Tangible Book Value | $	$ (215,914)
Net Tangible Book Value, Proceeds from Offering | $	287,750,000	[1]
Net Tangible Book Value, Adjusted | $	$ 133,097,235
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	22,162,500
Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.1
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share)	4.13
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 5.9
Net Tangible Book Value | $	$ (215,914)
Net Tangible Book Value, Proceeds from Offering | $	250,250,000	[1]
Net Tangible Book Value, Adjusted | $	$ 53,699,735
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	13,100,000
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.09
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share)	4.12
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 5.91
Net Tangible Book Value | $	$ (215,914)
Net Tangible Book Value, Proceeds from Offering | $	287,750,000	[1]
Net Tangible Book Value, Adjusted | $	$ 61,222,235
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	14,975,000
Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(1.28)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share)	(1.25)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 11.28
Net Tangible Book Value | $	$ (215,914)
Net Tangible Book Value, Proceeds from Offering | $	250,250,000	[1]
Net Tangible Book Value, Adjusted | $	$ (8,800,265)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	6,850,000
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(1.37)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share)	(1.34)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 11.37
Net Tangible Book Value | $	$ (215,914)
Net Tangible Book Value, Proceeds from Offering | $	287,750,000	[1]
Net Tangible Book Value, Adjusted | $	$ (10,652,765)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	7,787,500
No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.57
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share)	7.6
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 2.43
Net Tangible Book Value | $	$ (215,914)
Net Tangible Book Value, Proceeds from Offering | $	250,250,000	[1]
Net Tangible Book Value, Adjusted | $	$ 241,199,735
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	31,850,000
No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.58
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share)	7.61
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 2.42
Net Tangible Book Value | $	$ (215,914)
Net Tangible Book Value, Proceeds from Offering | $	287,750,000	[1]
Net Tangible Book Value, Adjusted | $	$ 276,847,235
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Number of Shares Used, Adjustment (in Shares) | shares	36,537,500
Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 7.58
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.58
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.98
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	3.02
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.01
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	3.99
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.09
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	5.91
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(1.37)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	11.37
Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	7.57
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.57
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.98
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	3.02
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.01
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	3.99
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.1
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	5.9
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(1.28)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	$ 11.28
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ 125,649
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ 125,649
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	125,649
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	125,649
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	125,649
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	125,649
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	125,649
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	125,649
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	125,649
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	125,649
Less: Business combination marketing fee [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(8,750,000)
Less: Business combination marketing fee [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(10,812,500)
Less: Business combination marketing fee [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(8,750,000)
Less: Business combination marketing fee [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(10,812,500)
Less: Business combination marketing fee [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(8,750,000)
Less: Business combination marketing fee [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(10,812,500)
Less: Business combination marketing fee [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(8,750,000)
Less: Business combination marketing fee [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(10,812,500)
Less: Business combination marketing fee [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(8,750,000)
Less: Business combination marketing fee [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(10,812,500)
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(210,000)
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(210,000)
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(210,000)
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(210,000)
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Over-allotment liability [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(210,000)
Less: Over-allotment liability [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(62,500,000)	[2]
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(71,875,000)	[2]
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(125,000,000)	[2]
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(143,750,000)	[2]
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(187,500,000)	[2]
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(215,625,000)	[2]
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(250,000,000)	[2]
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(287,500,000)	[2]
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $		[2]
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $		[2]
Ordinary shares forfeited if over-allotment option is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Ordinary shares forfeited if over-allotment option is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment option is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Ordinary shares forfeited if over-allotment option is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment option is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Ordinary shares forfeited if over-allotment option is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment option is not exercised [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	600,000
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	600,000
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	600,000
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	600,000
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	600,000
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	600,000
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	600,000
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	600,000
Private Placement Shares [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	600,000
Private Placement Shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	600,000
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,250,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,187,500)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	12,500,000
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(14,375,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(18,750,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(21,562,500)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(25,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(28,750,000)
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | Without Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | With Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares

[1]	Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $5,000,000 in the aggregate. See “Use of Proceeds.”
[2]	If we seek shareholder approval of our initial business combination and we do not conduct repurchases in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, directors, officers or any of their respective affiliates may purchase public shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our public shares prior to the completion of our initial business combination, the number of public shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of our Shares.”